Fees and Expenses	Nov. 01, 2025
Frank Value Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses.
Expense Narrative [Text Block]

This table describes fees and expenses that you may pay if you buy and hold the Fund’s shares. You may be required to pay commission and/or other forms of compensation to a broker for transactions in Institutional Class shares, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Investor Class	Class C	Institutional Class
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	2.00%	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Investor Class	Class C	Institutional Class
Management Fees	0.91%	0.91%	0.91%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses (1)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.38%	2.13%	1.13%

(1)	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Investor Class	$140	$437	$755	$1,657
Class C	$216	$667	$1,144	$2,462
Institutional Class	$115	$359	$622	$1,375

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 105.26% of the average value of its portfolio.

Portfolio Turnover, Rate	105.26%
Camelot Event Driven Fund
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses.
Expense Narrative [Text Block]

This table describes fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Frank Funds (the “Trust”).  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 23 of the Fund’s Prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price) (1)	1.00%	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class A	Institutional Class
Management Fees	1.30%	1.30%
Distribution (12b-1) Fees	0.25%	None
Total Other Expenses	0.55%	0.54%
Shareholder Servicing Fees	0.10%	0.10%
Dividends on Short Positions	0.00%	0.00%
Remaining Other Expenses	0.45%	0.44%
Total Annual Fund Operating Expenses	2.10%	1.84%
Fee Waiver and/or Expense Reimbursement (2)	0.10%	0.10%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.00%	1.74%

(1)	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $250,000 breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.
(2)	Camelot Event-Driven Advisors, LLC (the “Adviser”), has contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets (the “Annualized Expense Ratio”). This agreement will continue in effect until October 31, 2026. Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment. This agreement shall be terminated upon the termination of the advisory agreement or, with respect to the Fund, in the event of its merger or liquidation.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$203	$648	$1,120	$2,423
Institutional Class	$177	$569	$986	$2,150

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 76.80% of the average value of its portfolio.

Portfolio Turnover, Rate	76.80%